REVENUES	12 Months Ended
Dec. 31, 2019
REVENUES
REVENUES

NOTE 17 – REVENUES

The Company operates in one business sector.

The following is a breakdown of revenues according to product groups:

	Year Ended December 31,
	2019	2018	2017
	U.S. dollars in thousands
WatchPAT and other related services	$28,988	$22,384	$18,105
EndoPAT and other related services	2,270	1,805	2,596
	$31,258	$24,189	$20,701

The following is a breakdown of revenues on the basis of geographical regions (based on the geographical location of the customer):

	Year Ended December 31,
	2019	2018	2017
	U.S. dollars in thousands
United States and Canada	$22,960	$17,582	$14,764
Japan	3,489	3,374	2,965
Europe	3,383	1,885	1,746
Asia Pacific (excluding Japan)	912	849	759
Israel	274	281	260
Others	240	218	207
	$31,258	$24,189	$20,701

The majority of the Company’s long-lived assets are in Israel.

Revenue from major customers

	Year Ended December 31,
	2019	2018	2017
	U.S. dollars in thousands
Customer A	$7,002	$4,571	$3,622
Customer B	3,443	3,229	2,621
Customer C	2,048	2,870	2,510
	$12,493	$10,670	$8,753